Organization (Details) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 31, 2023	Apr. 02, 2023	Mar. 31, 2023	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization and Business Operations [Line Items]
Capital stock, shares				45,553,093		45,891,467
Purchase price per share (in Dollars per share)				$ 10		$ 10
Shares issued				193,976		193,976
Originally issued shares			23,256,504	45,290,553		45,290,553
Shares exercised				31,176		67,534
Aggregate amount (in Dollars)			$ 82,200,000
Aggregate purchase price (in Dollars)						$ 4,999,999.2
Net losses (in Dollars)				$ (9,588,000)	$ (23,514,000)	(269,555,000)	$ (29,477,000)
Accumulated deficit (in Dollars)				(364,516,000)		(354,928,000)	(85,373,000)
Current debt (in Dollars)				65.2
Cash and cash equivalents (in Dollars)				$ 1,800,000		$ 2,600,000
Solaria [Member]
Organization and Business Operations [Line Items]
Capital stock, shares				25,494,332		25,494,332
Shares issued				60,000		60,000
PIPE Investors [Member]
Organization and Business Operations [Line Items]
Aggregate shares				1,570,000		1,570,000
PIPE Financing [Member]
Organization and Business Operations [Line Items]
Aggregate gross proceeds (in Dollars)				$ 15,700,000		$ 15,700,000
Shares issued				60,000		60,000
Subscription Agreements [Member]
Organization and Business Operations [Line Items]
Aggregate gross proceeds (in Dollars)				$ 3,500,000		$ 3,500,000
New Money PIPE Investors [Member]
Organization and Business Operations [Line Items]
Aggregate shares				120,000		120,000
Purchase price per share (in Dollars per share)				$ 5		$ 5
New Money PIPE Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Aggregate gross proceeds (in Dollars)				$ 600,000		$ 600,000
Disposal Agreement [Member]
Organization and Business Operations [Line Items]
Aggregate purchase price (in Dollars)	$ 11,000,000
Loss from discontinued operations (in Dollars)						4,200,000
Liquidity and Going Concern [Member]
Organization and Business Operations [Line Items]
Net losses (in Dollars)		$ 23,500,000		9,600,000		269,600,000	$ 29,500,000
Accumulated deficit (in Dollars)				$ 364,500,000		$ 61,900,000
Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Capital stock, shares				6,300,000		6,300,000
Forward purchase agreements, shares				1,161,512		1,161,512
Originally issued shares			34,500,000			45,290,553
Shares exercised			7,784,739
Class A Ordinary Shares [Member] | Solaria [Member]
Organization and Business Operations [Line Items]
Converted shares			1
Class A Ordinary Shares [Member] | FACT Investors [Member]
Organization and Business Operations [Line Items]
Remaining shares outstanding			11,243,496
Class B Ordinary Share [Member] | Solaria [Member]
Organization and Business Operations [Line Items]
Converted shares			1
Common Stock [Member]
Organization and Business Operations [Line Items]
Sale of aggregate shares						5,978,960
Shares exercised				31,176	137,452	67,533	335,496
Net losses (in Dollars)
Common Stock [Member] | Solaria [Member]
Organization and Business Operations [Line Items]
Sale of aggregate shares				420,000		420,000
Shares issued				150,000		150,000
Common Stock [Member] | Maxeon [Member]
Organization and Business Operations [Line Items]
Shares issued	1,100,000